CONTINGENCIES (Narrative) (Details) - USD ($)	1 Months Ended
	Jan. 20, 2021	Apr. 29, 2019	May 30, 2019
Contingencies [abstract]
Litigation settlement statutory claim amount		$ 1,837,500
Attorney's fees	$ 68,195
Costs related to supplemental judgment	$ 1,252
Contingent shares to be issued			1,800,000